Biological Assets (Tables)	12 Months Ended
Mar. 31, 2025
Biological Assets [Abstract]
Unobservable Inputs and Assumptions Used in Determining the Fair Value of Biological Assets

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. Propagation plants are comprised solely of plants from the Bevo business, and are sold as living plants to customers and therefore not harvested into inventory. For propagation plants, the stage of completion is determined based on the propagation date, the promised date, and the period-end reporting date.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans or approximate future selling price.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment for impairment as at January 1, 2025 and 2024:

	Indefinite Life Intangible Impairment Testing				Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation CGU	Australia Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2025
Terminal value growth rate	2.0%	3.0%	3.0%	3.0%	2.5%	3.0%
Discount rate	17.8%	11.0%	10.3%	13.3%	15.3%	11.0%
Revenue growth rate	1.0%	7.0%	6.4%	13.1%	6.4%	7.0%
Fair value less cost to dispose	$293,973	$194,294	$23,325	$95,979	$403,767	$194,294
Carrying value	$211,713	$185,156	$14,338	$40,869	$341,777	$185,156

	Indefinite Life Intangible Impairment Testing			Goodwill Impairment Testing
	Canadian Cannabis CGU	Plant Propagation	European Cannabis CGU	Cannabis Operating Segment	Plant Propagation
January 1, 2024
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%	3.0%
Discount rate	12.0%	10.0%	12.0%	12.0%	10.0%
Revenue growth rate	4.6%	10.6%	17.4%	4.6%	10.6%
Fair value less cost to dispose	$74,175	$192,729	$48,143	$138,395	$192,729
Carrying value	$266,399	$172,475	$46,904	$333,721	$172,475

Breakdown of Biological Assets	The following is a breakdown of biological assets:

	March 31, 2025	March 31, 2024
	$	$
Indoor cannabis production facilities	18,368	21,522
Plant propagation production facilities	32,800	21,252
	51,168	42,774

Changes in Carrying Value of Biological Assets
The changes in the carrying value of biological assets during the period are as follows:

	March 31, 2025	March 31, 2024
	$	$
Balance, beginning of period	42,774	22,690
Production costs capitalized	116,915	85,766
Sale of biological assets	(58,038)	(39,218)
Change in inventory provision	(246)	(1,126)
Foreign currency translation	29	(3)
Changes in fair value less cost to sell due to biological transformation	175,361	134,588
Transferred to inventory upon harvest	(225,627)	(159,923)
Balance, end of period	51,168	42,774

Sensitivities and Impact of Changes in Significant Assumptions on the Fair Value of Biological Assets
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at indoor cannabis production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per gram	$6.61	$4.88	Increase or decrease of $1.00 per gram	$3,401	$5,490
Weighted average yield (grams per plant)	73.46	68.61	Increase or decrease by 5 grams per plant	$1,823	$1,538
Cost per gram to complete production	$1.40	$0.99	Increase or decrease of $1.00 per gram	$3,466	$5,619
(1)Significant inputs and assumptions are in whole numbers as indicated.
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at plant propagation production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2025	March 31, 2024		March 31, 2025	March 31, 2024
Average selling price per floral/bedding plant	$7.38	$7.77	Increase or decrease by 10%	$2,963	$2,360
Average stage of completion in the production process	69%	59%	Increase or decrease by 10%	$1,894	$3,464
(1)Significant inputs and assumptions are in whole numbers as indicated.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$9,186
Total revenue	Decrease of 2%	$12,842
EBITDA margin	Decrease of 1%	$7,549

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$6,208
Total revenue	Decrease of 2%	$22,921
EBITDA margin	Decrease of 1%	$13,607

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	8,987
Total revenue	Decrease of 2%	$16,664
EBITDA margin	Decrease of 1%	$10,465

Significant inputs & assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$10,735
Total revenue	Decrease of 2%	$15,688
EBITDA margin	Decrease of 1%	$7,834